Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 23.2	$ 20.3	$ 14.9
Property and equipment, accumulated depreciation	791.9	691.6	463.7
Customer relationships, accumulated amortization	2,872.0	2,490.5	1,723.8
Other intangibles, accumulated amortization	$ 1,148.2	$ 975.8	$ 698.3
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000